Notes and Amounts Receivable for Equity Issued (Tables)	12 Months Ended
Dec. 31, 2023
Notes And Amounts Receivable For Equity Issued
Schedule of Notes and Amounts Receivable for the Equity Issued
	December 31, 2023	December 31, 2022
Notes receivable	$97,907	$1,000,122
Amounts receivable	15,402	61,940
	$113,309	$1,062,062

Schedule of Note and Other Receivable

The following is a continuity of the Company’s notes and other receivables:

	Notes receivable	Amounts receivable	Total
Balance, December 31, 2021	$1,158,832	$34,809	$1,193,641
Additions	-	51,659	51,659
Repayments	(136,611)	(24,528)	(161,139)
Write-off	(22,099)	-	(22,099)
Balance, December 31, 2022	1,000,122	61,940	1,062,062
Repayments	(297,678)	(36,228)	(333,906)
Settled through RSU repurchase (Note 18)	(604,537)	-	(604,537)
Write-off	-	(10,310)	(10,310)
Balance, December 31, 2023	$97,907	$15,402	$113,309